CIRR-system (Tables)	12 Months Ended
Dec. 31, 2025
CIRR-system [Abstract]
Schedule of information about CIRR-systems
Statement of comprehensive income for the CIRR-system

Skr mn	2025	2024
Interest income	2,139	2,302
Interest expenses	-2,346	-2,070
Foreign exchange effects	2	1
Profit before compensation to SEK	-205	233
Administrative remuneration to SEK	-243	-240
Operating profit CIRR-system	-448	-7
Reimbursement to (-) / from (+) the State	448	7
Statement of financial position for the CIRR-system

Skr mn	Dec 31, 2025	Dec 31, 2024
Cash and cash equivalents	0	0
Loans	85,643	101,657
Derivatives	3,231	3,939
Other assets	629	217
Prepaid expenses and accrued revenues	1,772	1,817
Total assets	91,275	107,630

Liabilities	89,590	106,093
Derivatives	194	266
Accrued expenses and prepaid revenues	1,490	1,271
Total liabilities and equity	91,275	107,630

Commitments
Committed undisbursed loans	37,286	42,007